Other assets and other liabilities	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Liabilities Disclosure [Text Block]
10.	Other assets and other liabilities

Followings is a summary of other assets and other liabilities as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Other assets
Prepaid commissions	5,649	5,042
Accounts receivable	4,281	1,514
Equity investment in a private fund (at cost)	530	530
Other	3,101	1,303
	13,561	8,389

	December 31,
	2014	2013
Other liabilities
Accruals and provisions	25,572	22,516
Accounts payable	4,260	2,471
Others	3,047	2,960
	32,879	27,947